Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balances at Dec. 31, 2011	$ 74,559	$ 144,410	$ 4,291	$ (73,984)	$ (158)
Beginning Balances (in shares) at Dec. 31, 2011		44,975,109
Comprehensive income (loss) for the year	(27,951)	0	0	(27,756)	(195)
Issuance of stock on exercise of employee stock options (in shares)		1,086,102
Issuance of stock on exercise of employee stock options	3,409	3,409	0	0	0
Stock based compensation expense for the year	1,559	0	1,559	0	0
Amount credited to share capital related to shares and warrants issued (in shares)		0
Amount credited to share capital related to shares and warrants issued	(989)	0	(989)	0	0
Ending Balances at Dec. 31, 2012	50,587	147,819	4,861	(101,740)	(353)
Ending Balances (in shares) at Dec. 31, 2012		46,061,211
Comprehensive income (loss) for the year	(41,182)	0	0	(42,000)	818
Issuance of stock on exercise of employee stock options (in shares)		219,755
Issuance of stock on exercise of employee stock options	694	694	0	0	0
Stock based compensation expense for the year	1,885	0	1,885	0	0
Amount credited to share capital related to shares and warrants issued (in shares)		5,750,000
Amount credited to share capital related to shares and warrants issued	18,237	18,446	(209)	0	0
Warrant repricing fair value adjustment	4,800	0	4,800	0	0
Ending Balances at Dec. 31, 2013	35,021	166,959	11,337	(143,740)	465
Ending Balances (in shares) at Dec. 31, 2013		52,030,966
Comprehensive income (loss) for the year	(29,156)	0	0	(30,387)	1,231
Stock based compensation expense for the year	1,524	0	1,524	0	0
Amount credited to share capital related to shares and warrants issued (in shares)		10,563,380
Amount credited to share capital related to shares and warrants issued	3,000	1,895	1,105	0	0
Warrant repricing fair value adjustment	1,401	0	1,401	0	0
Ending Balances at Dec. 31, 2014	$ 11,790	$ 168,854	$ 15,367	$ (174,127)	$ 1,696
Ending Balances (in shares) at Dec. 31, 2014		62,594,346